Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document And Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2019
Amendment Flag	false
Entity Registrant Name	British American Tobacco p.l.c.
Entity Central Index Key	0001303523
Current Fiscal Year End Date	--12-31
Entity File Number	001-38159
Entity Address, Address Line One	Globe House
Entity Address, Address Line Two	4 Temple Place
Entity Address, City or Town	London
Entity Address, Country	United Kingdom
Entity Address, Postal Zip Code	WC2R 2PG
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q2